CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net loss	$ (5,527)	$ (7,570)	$ (9,850)	$ (12,984)
Adjustment to reconcile net loss to net cash used in operating activities:
Option expense	655	1,003	2,066	663
Warrant expense			107	1,925
Warrants issued for services			0	46
Common stock issued for services			54	188
Gain on payroll tax settlement			(2,263)	0
Loss on extinguishment of debt			614	3,285
Equity in losses of joint venture	269	64	74	0
Derivative liability (income) loss	(1,056)	2,956	293	(937)
Non-cash interest added to debt	45	354	941	807
Series B Convertible Preferred Convertible Stock and warrants issued for note holder settlement expenses			534	0
Receipt of treasury stock			(18)	0
Depreciation	34	26	52	64
Provision for inventory reserves	5	9	9	74
Amortization of discount on convertible debt	2,096	626	2,243	1,364
Increase (decrease) in cash arising from changes in assets and liabilities:
Accounts receivable	333	(1,020)	(1,036)	104
Inventories	(76)	3	0	16
Other current assets	(332)	(68)	(84)	(41)
Accounts payable	1,301	156	(90)	608
Deferred revenue	(655)	443	1,482	134
Other current liabilities	(620)	(406)	(707)	900
Other long-term liabilities	102	(25)
Deferred compensation retirement plan			(49)	(32)
Net cash used in operating activities	(3,426)	(3,449)	(5,628)	(3,816)
Investing Activities:
Investment in joint venture	(256)	(50)	(61)	(50)
Purchases of property and equipment	(81)	(52)	(371)	0
Net cash used in investing activities	(337)	(102)	(432)	(50)
Financing Activities:
Proceeds from issuance of short-term borrowings	2,909	4,224
Payments on convertible debt	(1,235)	0
Proceeds from issuance of Series B Convertible Preferred Stock and warrants, net of issuance costs of $375 in 2010			4,625	1,400
Proceeds from issuance of common stock and warrants			0	500
Proceeds from issuance of convertible promissory notes			4,625	3,260
Payments on convertible promissory notes			0	(300)
Net cash provided by financing activities	1,674	4,224	9,250	4,860
Net change in cash	(2,089)	673	3,190	994
Cash, beginning of period	4,299	1,109	1,109	115
Cash, end of period	2,210	1,782	4,299	1,109
Cash paid for interest	136	0
Supplemental schedule of non-cash financing activities:
Conversion of convertible debt and accrued interest to Series B Convertible Preferred Stock	1,129	0	1,900	0
Conversion of convertible notes and accrued interest to common stock			433	577
Debt discount recognized on convertible debt	3,591	3,137	3,053	0
Accrued interest converted to debt	$ 153	$ 366	$ 323	$ 52